Annual Total Returns [BarChart] - Western Asset Global High Yield Bond Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	0.25%
Annual Return 2012	18.88%
Annual Return 2013	6.16%
Annual Return 2014	(2.07%)
Annual Return 2015	(6.29%)
Annual Return 2016	15.74%
Annual Return 2017	7.83%
Annual Return 2018	(4.47%)
Annual Return 2019	13.44%
Annual Return 2020	6.85%